Pensions and post-retirement benefits - Deficit reduction contributions (Details) - UKRF - Pension defined benefit plans - United Kingdom £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution	£ 700
2019 | 30 September 2019 valuation
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution	500
2020 | 30 September 2019 valuation
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution	500
2021 | 30 September 2019 valuation
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution	700
2022 | 30 September 2019 valuation | Future commitments:
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution	294
2023 | 30 September 2019 valuation | Future commitments:
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution	286
2024 and beyond | 30 September 2019 valuation | Future commitments:
Disclosure of fair value of plan assets [line items]
Deficit reduction contribution	£ 0